Consolidated Statements of Operations (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Operations [Abstract]
Share-based compensation expense of Software development services	21	8	51
Selling and marketing	347	607	787
General and administrative	4,127	26,741	3,297
Research and development	2,632	4,354	332
Loss on disposal of discontinued operations		1,808